Equity (Details) - USD ($) $ / shares in Units, $ in Thousands									1 Months Ended			3 Months Ended	6 Months Ended		12 Months Ended
		Apr. 29, 2025	Jan. 30, 2025	Jan. 01, 2025	Dec. 05, 2024	Nov. 27, 2024	Jun. 06, 2024	Sep. 16, 2022	Dec. 31, 2024	Jun. 30, 2024	Sep. 30, 2022	Jan. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Sep. 08, 2025	Aug. 06, 2025	Jan. 08, 2025	Dec. 20, 2024	Aug. 31, 2024	Dec. 14, 2022
Equity [Line Items]
Number of ordinary shares											1
Number of warrants											2
Exercise price range (in Dollars per share)			$ 1.45										$ 4				$ 1.71				$ 160
Exercised warrants to shares								500
Ordinary shares issued								500
Commitment amount (in Dollars)							$ 10,000
Percentage of ordinary shares							4.99%
SEPA shares										6,250
SEPA value (in Dollars)										$ 267
Warrants ordinary shares			625,000			205,500												78,000
Pre-funded warrants						64,500
Exercised ordinary shares									64,500
Issued and sold ordinary shares													1,580,370
Exercise price per share (in Dollars per share)			$ 625,000			$ 4							$ 10
Expire from the date of issuance		5 years				5 years							5 years
Offering price per share (in Dollars per share)			$ 4
Underwriting net proceed (in Dollars)		$ 1,040											$ 2,200
Exercised warrants to shares						10
SAFEs amount (in Dollars)												$ 830,500
Gross proceeds from warrant exercise (in Dollars)		$ 1,200
Ordinary shares		1,661,000
Ordinary shares reserved for future issuance																	795,252		141,492
Vested shares													46,136
Forecast [Member]
Equity [Line Items]
Ordinary shares price issued (in Dollars per share)																$ 1.03
Warrant price issued (in Dollars per share)																$ 1.88
Pre Funded Warrants [Member]
Equity [Line Items]
Pre fund warrant						142,500
Warrants ordinary shares			538,750
Issued and sold ordinary shares						78,000
Warrant [Member]
Equity [Line Items]
Warrants ordinary shares			538,750
Exercise price per share (in Dollars per share)		$ 1.45
Standby Equity Purchase Agreement [Member]
Equity [Line Items]
Net proceeds from issuance of ordinary shares (in Dollars)															$ 4,400
2024 Global Equity Incentive Plan [Member]
Equity [Line Items]
Issuance of ordinary shares under incentive plan																				57,132
Common Stock [Member]
Equity [Line Items]
SEPA shares	[1]													6,250
SEPA value (in Dollars)														$ 266
Issuance of shares associated with the SEPA															307,175
Warrants ordinary shares						142,500
Issued and sold ordinary shares	[1]												78,000
Restricted Stock Units (RSUs) [Member]
Equity [Line Items]
Granted shares				131,375
Fair value of each RSU (in Dollars per share)					$ 7.12
Termination period					30 days
Option expenses (in Dollars)					$ 934
Maximum [Member] | 2024 Employee Stock Purchase Plan [Member]
Equity [Line Items]
Issued and sold ordinary shares			86,250
Maximum [Member] | Restricted Stock Units (RSUs) [Member]
Equity [Line Items]
Vesting period				24 months
Minimum [Member] | Restricted Stock Units (RSUs) [Member]
Equity [Line Items]
Vesting period				12 months
IPO [Member]
Equity [Line Items]
Issued and sold ordinary shares											46,875
Number of ordinary shares											1
Exercise price range (in Dollars per share)													$ 320
Gross proceeds before placement agent fees (in Dollars)													$ 2,500
Over-Allotment Option [Member]
Equity [Line Items]
Issued over-allotment options											14,062
Warrants to purchase											14,062
Private Placement [Member]
Equity [Line Items]
Issued and sold ordinary shares						63,000
Warrants ordinary shares						205,500
Combined purchase price per share (in Dollars per share)						$ 9
Proceed amount (in Dollars)													1,850
Underwriting discounts and commissions (in Dollars)													$ 1,580

[1]	The share and per share information in these financial statements reflects the Reverse Share Splits. See also Note 1c.